Expense Example, No Redemption - First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund - First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund	1 Year	3 Years	5 Years	10 Years
USD ($)	61	246	447	1,026